Premises, Equipment, and Leases (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Maximum duration of noncancelable operating leases, time period	30 years
Impairment losses	$ 6.0	$ 5.0
Gain/(loss) on sale of properties, before applicable income taxes	$ 0.4	$ 1.8